Submission	Apr. 27, 2026
Submission [Line Items]
Central Index Key	0001874178
Registrant Name	Rivian Automotive, Inc. / DE
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES